Unaudited Condensed Consolidated Interim Statements of Changes in Equity - RUB (₽) ₽ in Thousands	Share capital	Share premium	Currency translation reserve	Retained earnings	Equity attributable to owners of parent	Non-controlling interests	Total
Beginning balance at Dec. 31, 2018	₽ 8,547	₽ 1,729,400	₽ (66,957)	₽ 1,302,981	₽ 2,973,971	₽ 29,449	₽ 3,003,420
Net income for the period				450,693	450,693	63,318	514,011
Other comprehensive income/(loss)			(25,292)		(25,292)	(1,630)	(26,922)
Management incentive agreement (Note 18(a))		64,312			64,312		64,312
Distributions to shareholders and non-controlling interest (Note 17(d))				(1,160,345)	(1,160,345)	(71,485)	(1,231,830)
Share-based payments to Board of directors (Note 25(b))		3,145			3,145		3,145
Ending balance at Jun. 30, 2019	8,547	1,796,857	(92,249)	593,329	2,306,484	19,652	2,326,136
Beginning balance at Dec. 31, 2019	8,547	1,863,877	(105,191)	1,587,697	3,354,930	33,263	3,388,193
Net income for the period				582,748	582,748	67,934	650,682
Other comprehensive income/(loss)			13,960		13,960	2,580	16,540
Shares issued under Management incentive agreement (Note 17(a))	50				50		50
Management incentive agreement (Note 18(a))		53,475			53,475		53,475
Distributions to shareholders and non-controlling interest (Note 17(d))				(1,800,520)	(1,800,520)	(66,917)	(1,867,437)
Share-based payments to Board of directors (Note 25(b))		10,757			10,757		10,757
Ending balance at Jun. 30, 2020	₽ 8,597	₽ 1,928,109	₽ (91,231)	₽ 369,925	₽ 2,215,400	₽ 36,860	₽ 2,252,260